Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2017
Loan Servicing [Abstract]
Principal Balances of Mortgage Loans at Year-End

	December 31, 2017	December 31, 2016
Mortgage loans serviced for Freddie Mac	$3,319	$4,261